Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents	$ 71,572		$ 100,319	$ 751,017
Risk amount payable				$ 363,153
Revenue percentage			37.40%	57.10%
Loss on impairment of goodwill			$ 815,500
Stock compensation expense	$ (1,132,067)	$ 1,417,943	4,466,890	3,315,895
Advertising expenses			$ 11,288
Recognized income tax percentage	50.00%		50.00%
Amount in excess of FDIC limits			$ 0
Stock option expense	$ 1,425,420
Recovery amount		1,417,943
Share-Based Payment Arrangement, Tranche One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recovery amount	2,557,487
Share-Based Payment Arrangement, Tranche Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recovery amount	2,557,487
Restricted Stock Units (RSUs) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Stock compensation expense			$ 15,281
Advertising expenses				$ 51,088
Stock option expense		$ 206,755
Recovery amount	$ 15,282
Computer Equipment and Furnitures and Fixtures [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment useful life	5 years		5 years
Computer Equipment and Furnitures and Fixtures [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Property, plant and equipment useful life	7 years		7 years
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of sales concentration revenue	12.20%	11.30%